Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Utilities Fund
Entity Central Index Key	0001087966
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002899
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class AAA
Trading Symbol	GABUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/14	10,000	10,000	10,000	10,000
12/15	9,175	10,138	9,515	8,991
12/16	10,735	11,351	11,065	10,333
12/17	11,693	13,828	12,405	11,518
12/18	11,442	13,223	12,915	11,792
12/19	13,587	17,386	16,318	14,533
12/20	13,121	20,586	16,396	14,437
12/21	15,416	26,496	19,293	16,656
12/22	14,582	21,697	19,596	16,806
12/23	13,630	27,402	18,209	16,331
12/24	15,402	34,257	22,475	20,126

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	13.00%	2.54%	4.41%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%
Lipper Utility Fund Average	23.24%	6.73%	7.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,476,411,403
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 15,248,526
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,476,411,403 Number of Portfolio Holdings215 Portfolio Turnover Rate1% Management Fees$15,248,526
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	8.4%
National Fuel Gas Co.	6.3%
Evergy Inc.	3.6%
American Electric Power Co. Inc.	3.6%
Southwest Gas Holdings Inc.	3.5%
ONEOK Inc.	3.2%
WEC Energy Group Inc.	3.1%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000239633
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class C
Trading Symbol	GUXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$185	2.07%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class C	The Gabelli Utilities Fund - Class C (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,095	9,004	10,138	9,515	8,991
12/16	10,568	10,373	11,351	11,065	10,333
12/17	11,418	11,103	13,828	12,405	11,518
12/18	11,105	10,691	13,223	12,915	11,792
12/19	13,068	12,505	17,386	16,318	14,533
12/20	12,547	11,887	20,586	16,396	14,437
12/21	14,595	13,709	26,496	19,293	16,656
12/22	13,708	12,746	21,697	19,596	16,806
12/23	12,717	11,706	27,402	18,209	16,331
12/24	14,269	13,018	34,257	22,475	20,126

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	12.21%	1.78%	3.62%
The Gabelli Utilities Fund - Class C (includes sales charge)	11.21%	1.78%	3.62%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%
Lipper Utility Fund Average	23.24%	6.73%	7.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,476,411,403
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 15,248,526
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,476,411,403 Number of Portfolio Holdings215 Portfolio Turnover Rate1% Management Fees$15,248,526
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	8.4%
National Fuel Gas Co.	6.3%
Evergy Inc.	3.6%
American Electric Power Co. Inc.	3.6%
Southwest Gas Holdings Inc.	3.5%
ONEOK Inc.	3.2%
WEC Energy Group Inc.	3.1%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034315
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class I
Trading Symbol	GAUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/14	10,000	10,000	10,000	10,000
12/15	9,190	10,138	9,515	8,991
12/16	10,785	11,351	11,065	10,333
12/17	11,768	13,828	12,405	11,518
12/18	11,551	13,223	12,915	11,792
12/19	13,743	17,386	16,318	14,533
12/20	13,315	20,586	16,396	14,437
12/21	15,667	26,496	19,293	16,656
12/22	14,868	21,697	19,596	16,806
12/23	13,922	27,402	18,209	16,331
12/24	15,767	34,257	22,475	20,126

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	13.25%	2.79%	4.66%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%
Lipper Utility Fund Average	23.24%	6.73%	7.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,476,411,403
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 15,248,526
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,476,411,403 Number of Portfolio Holdings215 Portfolio Turnover Rate1% Management Fees$15,248,526
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	8.4%
National Fuel Gas Co.	6.3%
Evergy Inc.	3.6%
American Electric Power Co. Inc.	3.6%
Southwest Gas Holdings Inc.	3.5%
ONEOK Inc.	3.2%
WEC Energy Group Inc.	3.1%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002898
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class A
Trading Symbol	GAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class A	The Gabelli Utilities Fund - Class A (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,168	8,641	10,138	9,515	8,991
12/16	10,727	9,529	11,351	11,065	10,333
12/17	11,684	9,770	13,828	12,405	11,518
12/18	11,433	9,024	13,223	12,915	11,792
12/19	13,577	10,091	17,386	16,318	14,533
12/20	13,111	9,192	20,586	16,396	14,437
12/21	15,404	10,168	26,496	19,293	16,656
12/22	14,571	9,071	21,697	19,596	16,806
12/23	13,620	7,983	27,402	18,209	16,331
12/24	15,413	8,515	34,257	22,475	20,126

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	13.17%	2.55%	4.41%
The Gabelli Utilities Fund - Class A (includes sales charge)	6.66%	1.35%	3.79%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%
Lipper Utility Fund Average	23.24%	6.73%	7.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,476,411,403
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 15,248,526
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,476,411,403 Number of Portfolio Holdings215 Portfolio Turnover Rate1% Management Fees$15,248,526
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	8.4%
National Fuel Gas Co.	6.3%
Evergy Inc.	3.6%
American Electric Power Co. Inc.	3.6%
Southwest Gas Holdings Inc.	3.5%
ONEOK Inc.	3.2%
WEC Energy Group Inc.	3.1%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends